UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): January 29, 2019

Commission File Number of securitizer:     025-00728

Central Index Key Number of securitizer:    0001541738

JPMORGAN PRINCIPAL FUNDING OF DELAWARE, LLC1
 (Exact name of securitizer as specified in its charter)

Samuel E. Peckham, (212) 648-0870
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
 _____________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

 _____________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1JPMorgan Principal Funding of Delaware, LLC (“JPMPFD”), as securitizer, is filing this Form ABS-15G in respect of all unregistered asset-backed securities listed below secured by pools of FFELP student loans for which it acted as depositor and which are outstanding during the reporting period.  This filing also covers the activities of JPMorgan Chase Bank, National Association (“JPMCB”), an affiliated securitizer, during the applicable reporting period in its capacity as sponsor and seller of the FFELP student loans related to JPMPFD’s securitization transactions.  The following transactions are covered by this report (the “Transactions”): JPMorgan Student Loan Trust 2007-A; Scholar Funding Trust 2010-A; Scholar Funding Trust 2011-A; Scholar Funding Trust 2011-B; Scholar Funding Trust 2012-A; Scholar Funding Trust 2012-B; Scholar Funding Trust 2013-A; and Scholar Funding Trust 2013-B.  This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 29, 2019	JPMORGAN PRINCIPAL FUNDING OF DELAWARE, LLC (Securitizer)

By: /s/ Chuckie C. Reddy________________
Name: Chuckie C. Reddy Title: Director